RELATED PARTY TRANSACTIONS - Narrative (Details)	1 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2020 EUR (€) tier	Dec. 31, 2019 EUR (€)	Dec. 11, 2020 tier	Dec. 31, 2020 EUR (€)
RELATED PARTY TRANSACTIONS [Line Items]
Number of tiers in the Board of Management | tier	1		2
Related party transactions		€ 2,200,000		€ 2,600,000
Key management personnel of entity or parent
RELATED PARTY TRANSACTIONS [Line Items]
Amounts payable, related party transactions	€ 0	0		0
BioConnection BV
RELATED PARTY TRANSACTIONS [Line Items]
Service fee payable	100,000	100,000		100,000
Payable related to batches of finished vials produced	€ 0	€ 300,000		€ 0